                      METROPOLITAN LIFE INSURANCE COMPANY

         INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES


                    SUPPLEMENT DATED APRIL 30, 2012 TO THE
                       PROSPECTUS DATED NOVEMBER 3, 2003


This supplement updates certain information contained in the last prospectus you received and in previous supplements to that prospectus. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife-SBR, 501 Route 22, Bridgewater, NJ 08807.

You may allocate net premiums and transfer cash value among the fixed account and the investment divisions of Separate Account 13S. Each investment division, in turn, invests in the shares of one of the following Portfolios:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. Government Securities Fund
  Invesco V.I. International Growth Fund
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
  VP Vista/SM/ Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Growth Fund
  American Funds International Fund
  American Funds U.S. Government/AAA-Rated Securities Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Initial Class
  Equity-Income Portfolio -- Initial Class
  Freedom 2010 Portfolio -- Initial Class
  Freedom 2015 Portfolio -- Initial Class
  Freedom 2020 Portfolio -- Initial Class
  Freedom 2025 Portfolio -- Initial Class
  Freedom 2030 Portfolio -- Initial Class
  High Income Portfolio -- Initial Class
  Investment Grade Bond Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2
JANUS ASPEN SERIES
  Janus Portfolio -- Institutional Shares
  Overseas Portfolio -- Service Shares
MET INVESTORS SERIES TRUST -- CLASS A
  Dreman Small Cap Value Portfolio
  Invesco Small Cap Growth Portfolio
  Lord Abbett Bond Debenture Portfolio
  MFS(R) Research International Portfolio
  Morgan Stanley Mid Cap Growth Portfolio
  Third Avenue Small Cap Value Portfolio


METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond Index Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Loomis Sayles Small Cap Core Portfolio -- Class A
  Met/Artisan Mid Cap Value Portfolio -- Class B
  MetLife Mid Cap Stock Index Portfolio -- Class A
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class A
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Emerging Markets VCT Portfolio -- Class II
  Pioneer Mid Cap Value VCT Portfolio -- Class I
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Value Fund
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund
  Multi-Style Equity Fund
  Non-U.S. Fund
WELLS FARGO VARIABLE TRUST -- CLASS 1
  VT Opportunity Fund


The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios including investment objectives, strategies, risk, sub-advisers and fees and expenses for each Portfolio. YOU MAY OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING US AT 908-253-1400.

FEE TABLE

The following replaces the section entitled "Range of Underlying Portfolio
  Annual Operating Expenses".


The following tables describe the fees and expenses that the Underlying Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns a Policy. The first table shows the minimum and maximum fees and expenses charged by the Underlying Portfolios for the fiscal year ended December 31, 2011. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Underlying Portfolios. Certain Underlying Portfolios may impose a redemption fee in the future.

The next table describes the annual operating expenses for each Underlying Portfolio for the year ended December 31, 2011, as a percentage of the Underlying Portfolio's average daily net assets for the year (before and after contractual fee waivers and expense reimbursements).



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                       MINIMUM   MAXIMUM
                                                                                     --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses).......................   0.27%     1.72%



UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                    DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                       AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                         MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                             FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                          ---------- ------------ -------- ------------------ --------- -------------- ---------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Government Securities
   Fund.................................    0.46%         --       0.29%           --          0.75%        0.05%       0.70%
 Invesco V.I. International Growth
   Fund.................................    0.71%         --       0.32%           --          1.03%          --        1.03%
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC. -- CLASS I
 VP Vista/SM/ Fund......................    1.00%         --       0.01%         0.03%         1.04%          --        1.04%
AMERICAN FUNDS INSURANCE SERIES(R) --
  CLASS 2
 American Funds Growth Fund.............    0.32%       0.25%      0.02%           --          0.59%          --        0.59%
 American Funds International
   Fund.................................    0.49%       0.25%      0.04%           --          0.78%          --        0.78%
 American Funds U.S. Government/
   AAA-Rated Securities Fund............    0.33%       0.25%      0.01%           --          0.59%          --        0.59%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial
   Class................................    0.56%         --       0.09%           --          0.65%          --        0.65%
 Equity-Income Portfolio -- Initial
   Class................................    0.46%         --       0.10%           --          0.56%          --        0.56%
 Freedom 2010 Portfolio -- Initial
   Class................................      --          --         --          0.56%         0.56%          --        0.56%
 Freedom 2015 Portfolio -- Initial
   Class................................      --          --         --          0.56%         0.56%          --        0.56%
 Freedom 2020 Portfolio -- Initial
   Class................................      --          --         --          0.60%         0.60%          --        0.60%

                                                  DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                     AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                       MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                           FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                        ---------- ------------ -------- ------------------ --------- -------------- ---------
 Freedom 2025 Portfolio -- Initial
   Class..............................      --          --         --          0.64%         0.64%          --        0.64%
 Freedom 2030 Portfolio -- Initial
   Class..............................      --          --         --          0.65%         0.65%          --        0.65%
 High Income Portfolio -- Initial
   Class..............................    0.57%         --       0.12%           --          0.69%          --        0.69%
 Investment Grade Bond Portfolio --
   Initial Class......................    0.32%         --       0.11%           --          0.43%          --        0.43%
 Mid Cap Portfolio -- Service
   Class 2............................    0.56%       0.25%      0.10%           --          0.91%          --        0.91%
JANUS ASPEN SERIES
 Janus Portfolio -- Institutional
   Shares.............................    0.56%         --       0.07%           --          0.63%          --        0.63%
 Overseas Portfolio -- Service
   Shares.............................    0.60%       0.25%      0.06%           --          0.91%          --        0.91%
MET INVESTORS SERIES TRUST -- CLASS A
 Dreman Small Cap Value Portfolio.....    0.78%         --       0.07%         0.07%         0.92%        0.00%       0.92%
 Invesco Small Cap Growth
   Portfolio..........................    0.85%         --       0.03%           --          0.88%        0.02%       0.86%
 Lord Abbett Bond Debenture
   Portfolio..........................    0.50%         --       0.04%           --          0.54%          --        0.54%
 MFS(R) Research International
   Portfolio..........................    0.68%         --       0.09%           --          0.77%        0.06%       0.71%
 Morgan Stanley Mid Cap Growth
   Portfolio..........................    0.65%         --       0.07%           --          0.72%        0.01%       0.71%
 Third Avenue Small Cap Value
   Portfolio..........................    0.74%         --       0.03%           --          0.77%        0.01%       0.76%
METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond
   Index Portfolio -- Class A.........    0.25%         --       0.03%           --          0.28%        0.01%       0.27%
 BlackRock Money Market Portfolio --
   Class A............................    0.33%         --       0.02%           --          0.35%        0.01%       0.34%
 Loomis Sayles Small Cap Core
   Portfolio -- Class A...............    0.90%         --       0.06%         0.09%         1.05%        0.08%       0.97%
 Met/Artisan Mid Cap Value
   Portfolio -- Class B...............    0.81%       0.25%      0.03%           --          1.09%          --        1.09%
 MetLife Mid Cap Stock Index
   Portfolio -- Class A...............    0.25%         --       0.05%         0.02%         0.32%        0.00%       0.32%
 MetLife Stock Index Portfolio --
   Class A............................    0.25%         --       0.02%           --          0.27%        0.01%       0.26%
 MFS(R) Total Return Portfolio --
   Class A............................    0.54%         --       0.05%           --          0.59%          --        0.59%
 MSCI EAFE(R) Index Portfolio --
   Class A............................    0.30%         --       0.11%         0.01%         0.42%        0.00%       0.42%
 Oppenheimer Global Equity
   Portfolio -- Class A...............    0.52%         --       0.10%           --          0.62%          --        0.62%
 Russell 2000(R) Index Portfolio --
   Class A............................    0.25%         --       0.06%         0.08%         0.39%        0.00%       0.39%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class A...............    0.60%         --       0.04%           --          0.64%        0.01%       0.63%

                                                  DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                     AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                       MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                           FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                        ---------- ------------ -------- ------------------ --------- -------------- ---------
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
 Oppenheimer Main Street Small- &
   Mid-Cap Fund(R)/VA.................    0.69%         --       0.14%           --          0.83%        0.03%       0.80%
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio............    0.43%         --       0.15%         0.74%         1.32%        0.07%       1.25%
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Emerging Markets VCT
   Portfolio -- Class II..............    1.15%       0.25%      0.32%           --          1.72%          --        1.72%
 Pioneer Mid Cap Value VCT
   Portfolio -- Class I...............    0.65%         --       0.07%           --          0.72%          --        0.72%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value
   Fund...............................    0.70%       0.25%      0.23%           --          1.18%          --        1.18%
RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund...............    0.90%         --       0.18%           --          1.08%        0.05%       1.03%
 Multi-Style Equity Fund..............    0.73%         --       0.12%           --          0.85%          --        0.85%
 Non-U.S. Fund........................    0.90%         --       0.20%           --          1.10%        0.05%       1.05%
WELLS FARGO VARIABLE TRUST -- CLASS 1
 VT Opportunity Fund..................    0.65%         --       0.17%           --          0.82%        0.07%       0.75%



The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.


THE UNDERLYING PORTFOLIOS

The following table describes the investment objectives and identifies the investment adviser of each Underlying Portfolio.


                                                   INVESTMENT                      INVESTMENT
           FUNDING OPTION                          OBJECTIVE                   ADVISER/SUBADVISER
-------------------------------------- ----------------------------------- ----------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
 Invesco V.I. Government Securities    Seeks total return, comprised of    Invesco Advisers, Inc.
   Fund                                current income and capital
                                       appreciation.
 Invesco V.I. International Growth     Seeks long-term growth of capital.  Invesco Advisers, Inc.
   Fund
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC. -- CLASS I
 VP Vista/SM/ Fund                     Seeks long-term capital growth.     American Century Investment
                                                                           Management, Inc.

                                                        INVESTMENT                          INVESTMENT
             FUNDING OPTION                              OBJECTIVE                       ADVISER/SUBADVISER
------------------------------------------ -------------------------------------- ---------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
  CLASS 2
 American Funds Growth Fund                Seeks growth of capital.               Capital Research and Management
                                                                                  Company
 American Funds International Fund         Seeks long-term growth of capital.     Capital Research and Management
                                                                                  Company
 American Funds U.S. Government/           Seeks a high level of current income   Capital Research and Management
   AAA-Rated Securities Fund               consistent with preservation of        Company
                                           capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial Class  Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial Class  Seeks reasonable income. The fund      Fidelity Management & Research
                                           will also consider the potential for   Company
                                           capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                           is to achieve a yield which exceeds
                                           the composite yield on the securities
                                           comprising the S&P 500(R) Index.
 Freedom 2010 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2015 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2020 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2025 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 Freedom 2030 Portfolio -- Initial Class   Seeks high total return with a         Strategic Advisers, Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
 High Income Portfolio -- Initial Class    Seeks a high level of current income,  Fidelity Management & Research
                                           while also considering growth of       Company
                                           capital.                               Subadviser: FMR Co., Inc.
 Investment Grade Bond Portfolio --        Seeks as high a level of current       Fidelity Management & Research
   Initial Class                           income as is consistent with the       Company
                                           preservation of capital.               Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
 Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.     Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
JANUS ASPEN SERIES
 Janus Portfolio -- Institutional Shares   Seeks long-term growth of capital.     Janus Capital Management LLC
 Overseas Portfolio -- Service Shares      Seeks long-term growth of capital.     Janus Capital Management LLC

                                                         INVESTMENT                             INVESTMENT
             FUNDING OPTION                               OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- -------------------------------------
MET INVESTORS SERIES TRUST -- CLASS A
 Dreman Small Cap Value Portfolio          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Dreman Value
                                                                                    Management, LLC
 Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
 Lord Abbett Bond Debenture Portfolio      Seeks high current income and the        MetLife Advisers, LLC
                                           opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MFS(R) Research International Portfolio   Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio                                                                        Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
 Third Avenue Small Cap Value              Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio                                                                        Subadviser: Third Avenue
                                                                                    Management LLC
METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index     Seeks to track the performance of the    MetLife Advisers, LLC
   Portfolio -- Class A                    Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                    Advisors Company, LLC
 BlackRock Money Market Portfolio --       Seeks a high level of current income     MetLife Advisers, LLC
   Class A                                 consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
 Loomis Sayles Small Cap Core              Seeks long-term capital growth from      MetLife Advisers, LLC
   Portfolio -- Class A                    investments in common stocks or          Subadviser: Loomis, Sayles &
                                           other equity securities.                 Company, L.P.
 Met/Artisan Mid Cap Value                 Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class B                                                             Subadviser: Artisan Partners Limited
                                                                                    Partnership
 MetLife Mid Cap Stock Index               Seeks to track the performance of the    MetLife Advisers, LLC
   Portfolio -- Class A                    Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                           Composite Stock Price Index.             Advisors Company, LLC
 MetLife Stock Index Portfolio --          Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors Company, LLC
 MFS(R) Total Return Portfolio -- Class A  Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
 MSCI EAFE(R) Index Portfolio -- Class A   Seeks to track the performance of the    MetLife Advisers, LLC
                                           MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                    Advisors Company, LLC
 Oppenheimer Global Equity                 Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                             Subadviser: OppenheimerFunds, Inc.
 Russell 2000(R) Index Portfolio --        Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                                 Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                    Advisors Company, LLC
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio -- Class A                    and, secondarily, dividend income.       Subadviser: T. Rowe Price
                                                                                    Associates, Inc.

                                                     INVESTMENT                             INVESTMENT
           FUNDING OPTION                             OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
 Oppenheimer Main Street Small- &      Seeks capital appreciation.              OppenheimerFunds, Inc.
   Mid-Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio             Seeks maximum real return consistent     Pacific Investment Management
                                       with preservation of real capital and    Company LLC
                                       prudent investment management.           Subadviser: Research Affiliates, LLC
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Emerging Markets VCT          Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
   Portfolio -- Class II
 Pioneer Mid Cap Value VCT             Seeks capital appreciation by            Pioneer Investment Management, Inc.
   Portfolio -- Class I                investing in a diversified portfolio of
                                       securities consisting primarily of
                                       common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund    Seeks capital growth. Current income     Putnam Investment Management, LLC
                                       is a secondary objective.                Subadviser: The Putnam Advisory
                                                                                Company, LLC
RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                Seeks to provide long term capital       Russell Investment Management
                                       growth.                                  Company
 Multi-Style Equity Fund               Seeks to provide long term capital       Russell Investment Management
                                       growth.                                  Company
 Non-U.S. Fund                         Seeks to provide long term capital       Russell Investment Management
                                       growth.                                  Company
WELLS FARGO VARIABLE TRUST -- CLASS 1
 VT Opportunity Fund                   Seeks long-term capital appreciation.    Wells Fargo Funds Management, LLC
                                                                                Subadviser: Wells Capital
                                                                                Management Incorporated



WE HAVE MODIFIED THE FOLLOWING PARAGRAPHS IN THE "MARKET TIMING/EXCESSIVE TRADING" SECTION:

The Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Portfolio.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single policy owner.

You should read the Portfolio prospectuses for more details.


TRANSFERS

The following replaces the list of Monitored Portfolios in the third paragraph of this section:

Invesco V.I. International Growth Fund
American Funds International Fund
Fidelity(R) VIP High Income Portfolio
Janus Aspen Overseas Portfolio
Dreman Small Cap Value Portfolio
Lord Abbett Bond Debenture Portfolio
Invesco Small Cap Growth Portfolio
MFS(R) Research International Portfolio
Third Avenue Small Cap Value Portfolio
Loomis Sayles Small Cap Core Portfolio

MSCI EAFE(R) Index Portfolio

Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA
Pioneer Emerging Markets VCT Portfolio
Putnam VT International Value Fund
Russell Aggressive Equity Fund
Russell Non-U.S. Fund

In addition, we treat all American Funds Insurance Series(R) Portfolios as
  Monitored Portfolios.


WE HAVE MODIFIED THE FOLLOWING PARAGRAPH IN THE "TRANSFERS" SECTION:

Transfers from the Fixed Fund are also subject to the following limitations:

   (a)The transfer must be made in the 30 day period following a Contract Anniversary; and

   (b)The amount transferred may be no larger than 25% of the Insurance Account Value in the Fixed Fund on the date of the transfer. (It is important to note that it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Fund. You should keep this in mind when considering whether an allocation of cash value to the Fixed Fund is consistent with your risk tolerance and time horizon.)

Transfers may be requested by dollar amount or whole percentage. MetLife will execute a transfer only upon receipt of a properly executed transfer request. Written confirmation of each transfer will be sent to the Owner.


MORTALITY AND EXPENSE RISK CHARGE

We are waiving the following amount of the mortality and expense risk charge on the Division investing in the Met/Artisan Mid Cap Value Portfolio: an amount equal to the portfolio expenses that are in excess of 1.34%.



FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. Because individual circumstances vary, you should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.

INSURANCE PROCEEDS

.. Generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").

   In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

   Insurance death proceeds will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

.. Whether or not any federal estate tax is due is based on a number of factors, including the estate size.

.. The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules under section 7702 of the Internal Revenue Code with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution such as on the Final Date. In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid.

Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

SPLIT -- DOLLAR INSURANCE PLANS

The IRS has issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

LOANS

.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


..  If your Policy terminates (upon surrender, cancellation lapse, the Final
   Date or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed your remaining basis in the Policy. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.


.. The tax consequences of loans outstanding after the 15th Policy year are uncertain.

MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy, include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC.

If your Policy is considered a modified endowment contract:

.. The death benefit will still generally be income tax free to your beneficiary, as discussed above.

..  Amounts withdrawn or distributed before the insured's death, including
   (without limitation) loans, assignments and pledges, are (to the extent of any gains on your policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

.. You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you received before age 59 1/2, except generally if you are disabled or the distribution is part of a series of substantially equal periodic payments.

.. If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. In addition, if Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and was repealed in 2010 with a modified carryover basis for heirs.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") has reinstated the estate and generation-skipping transfer taxes through the end of 2012 with lower top rates and larger exemptions.

The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.


It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and the generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012. Absent Congressional action, the law governing estate, gift and generation-skipping transfer taxes will revert on January 1, 2013 to the law that was in place on June 7, 2001.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a life insurance Policy purchase.

BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

..  Possible taxation of cash value transfers.

.. Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

.. Possible limits on the number of investment funds available or the frequency of transfers among them.

..  Possible changes in the tax treatment of Policy benefits and rights.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.

THE COMPANY'S INCOME TAXES

Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

         UL II -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                THE PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

The table below replaces the Minimum and Maximum Total Annual Portfolio Operating Expenses table in the prospectus supplement dated April 30, 2012.

MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                                 MINIMUM   MAXIMUM
                                                                               --------- ---------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses).................   0.27%     1.05%

The information in the table below replaces the portfolio fee and expense information for indicated Portfolios as set forth in the Portfolio Fees and Expenses table in the prospectus supplement dated April 30, 2012.

PORTFOLIO FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                  DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                     AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                       MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
                                          FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
-                                      ---------- ------------ -------- ------------------ --------- -------------- ---------
MET INVESTORS SERIES TRUST -- CLASS A
 BlackRock Large Cap Core Portfolio...   0.59%         --       0.05%         0.01%          0.65%       0.01%        0.64%
METROPOLITAN SERIES FUND -- CLASS A
 Loomis Sayles Small Cap Core
   Portfolio..........................   0.90%         --       0.06%         0.09%          1.05%       0.08%        0.97%
 MetLife Mid Cap Stock Index
   Portfolio..........................   0.25%         --       0.05%         0.02%          0.32%       0.00%        0.32%
 Russell 2000(R) Index Portfolio......   0.25%         --       0.06%         0.08%          0.39%       0.00%        0.39%